Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 158	€ 140	€ 144
Net interest on the net defined benefit liability (asset)	109	134	129
Past service cost	(6)	50	13
Total defined benefit expenses	262	324	286
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	148	127	134
Net interest on the net defined benefit liability (asset)	99	123	119
Past service cost	(5)	53	(7)
Total defined benefit expenses	242	302	246
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	11	13	10
Net interest on the net defined benefit liability (asset)	10	11	10
Past service cost	(1)	(2)	20
Total defined benefit expenses	€ 19	€ 22	€ 40